Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Revenue:
Products	$ 50	$ 41		$ 12
Services	5,008	4,859		5,514
Total revenue	5,058	4,900		5,526
Cost of revenue:
Cost of sales of products	66	398		1,047
Cost of services	3,490	3,835		4,702
Total cost of revenue	3,556	4,233		5,749
Gross profit (loss)	1,502	667		(223)
Operating expenses:
Research and development expenses	1,680	1,315		2,552
Selling, general and administrative expenses	11,091	11,652	[1]	10,004	[1]
Operating loss	11,269	12,300		12,779
Financial income	870	344		263
Financial expense	4,492	750		3,850
Financial expenses, net	3,622	406		3,587
Loss before tax	14,891	12,706		16,366
Income tax benefit	3	18		857
Loss for the year	14,888	12,688		15,509
Other comprehensive income (loss), net of tax:
Exchange gains arising on translation of foreign operations				3
Other comprehensive income				3
Total comprehensive loss for the year	14,888	12,688		15,506
Loss for the year attributed to:
Non-controlling interests	130	152		496
G Medical innovations holdings ltd. shareholders’	14,758	12,536		15,013
Loss for the year	14,888	12,688		15,509
Total comprehensive loss for the year attributed to:
Non-controlling interests	130	152		496
G Medical innovations holdings ltd. shareholders’	14,758	12,536		15,010
Total comprehensive loss for the year	$ 14,888	$ 12,688		$ 15,506
Basic and diluted loss per share attributable to G Medical innovations holdings ltd. Shareholders in USD (in Dollars per share)	$ (1.3)	$ (1.7)	[2]	$ (3.49)	[2]
Weighted average ordinary shares outstanding: (in Shares)	11,355,848	7,352,460	[2]	4,305,555	[2]

[1]	Reclassified
[2]	After giving effect to the reverse stock split (see also Note 14B)